XD FUND TRUST

XD Treasury Money Market Fund

(the “Fund”)

Supplement dated February 9, 2024 to the

Summary Prospectus, Prospectus and Statement of Additional Information,

each dated February 9, 2024

As of the date of this Supplement, shares of the Select Class of the Fund are not yet offered for sale.

 [PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.]